Trading Assets - Disclosure of Trading Assets (Detail) £ in Millions	Dec. 31, 2017 GBP (£)
Disclosure of financial assets held for trading [line items]
Total trading assets	£ 30,555
Securities Purchased Under Resale Agreements [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	8,870
Debt Securities [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	5,156
Equity securities [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	9,662
Cash Collateral Associated with Trading Balances [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	6,156
Short-term loans [member]
Disclosure of financial assets held for trading [line items]
Total trading assets	£ 711